FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              / /


         Pre-Effective Amendment No.:                               / /
         Post-Effective Amendment No.: 83                          /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /

         Amendment No.:                84                         /X/

                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
           ----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000
                                                           --------------


 Anthony J. Ghoston, AmeriPrime Funds, 431 North Pennsylvania Street,
 --------------------------------------------------------------------
                             Indianapolis, IN 46204
                             ----------------------
                     (Name and Address of Agent for Service)


                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


         /__/ immediately upon filing pursuant to paragraph (b) / X/ on December 1, 2004 pursuant to paragraph (b)
         /__/ 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            DOBSON COVERED CALL FUND

                                   PROSPECTUS


                                December 1, 2004



INVESTMENT OBJECTIVE:
Total return over the long term.




1422 S. Van Ness Street
Santa Ana, California 92707
877-2-DOBSON (877-236-2766)
www.dobsoncapital.com








     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                         PAGE

RISK/RETURN SUMMARY.........................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND..................................6

HOW TO BUY SHARES...........................................................7

HOW TO REDEEM SHARES........................................................9

DETERMINATION OF NET ASSET VALUE...........................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................11

MANAGEMENT OF THE FUND.....................................................12

FINANCIAL HIGHLIGHTS.......................................................13

PRIVACY POLICY.............................................................14

FOR MORE INFORMATION...............................................Back Cover

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the Dobson Covered Call Fund is total return over the long term.

PRINCIPAL STRATEGIES

     The Fund invests primarily in dividend paying common stocks of U.S. issuers represented in the S&P 500 Stock Index, maintaining industry weightings similar to those of the Index. The principal strategy of the Fund's advisor is to create a broadly diversified portfolio of common stock, and to reduce the volatility of the Fund's portfolio by selling covered call options. In seeking to achieve total return, the advisor anticipates that income will be derived from dividends on the common stock in the Fund's portfolio and premiums from selling covered call options, and that capital appreciation will be derived from appreciation of the Fund's common stock portfolio, if any.

     The Fund's option strategy is commonly referred to as "hedging." The Fund has no maximum or minimum level that will be hedged, but anticipates being fully hedged with the exception of the utility industry, for which option premiums have historically been low. Under normal circumstances, at least 80% of the Fund's portfolio will be hedged using covered call options. When selecting the appropriate option for a stock in the portfolio, the advisor bases its decision on the current dividend for the stock, the historical volatility of the stock and the current option premium. The advisor will engage in active trading of the Fund's portfolio securities as a result of its option strategy.

     When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (exercise price) during the life of the option. If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price. The option is "covered" because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund. The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options will also limit the Fund's gain, if any, on the underlying securities.

     The advisor believes that in a flat or falling market, a covered call strategy on a broadly diversified portfolio will generally outperform the same portfolio without the options because of the premiums received from writing call options. The advisor believes that in a modestly rising market (where the income from premiums exceeds the aggregate appreciation of the underlying securities over their exercise prices) such a portfolio will also generally outperform the same portfolio without the options. In a rapidly rising market (where the aggregate appreciation of the underlying securities over their exercise prices exceeds the income from premiums), a covered call strategy on a broadly diversified portfolio will underperform the same portfolio without the options. To the extent the Fund receives premiums from expired options and profits from closing purchase transactions, any return from dividends and appreciation will be enhanced.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o OPTION WRITING RISK. When the Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the stock beyond the exercise price (plus the premium received). In a rapidly rising market, the Fund could significantly underperform the market. The gain on the underlying stock will be equal to the difference between the exercise price and the original purchase price of the underlying security, plus the premium received. The gain may be less than if the Fund had not sold an option on the underlying security. If a call expires unexercised, the Fund realizes a gain in the amount of the premium received, although there may have been a decline (unrealized loss) in the market value of the underlying securities during the option period which may exceed such gain. If the underlying securities should decline by more than the option premium the Fund received, there will be a loss on the overall position.
o MANAGEMENT RISK. The advisor's strategy may fail to produce the intended results.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices and the Fund's hedging strategy cannot eliminate stock volatility. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares. The Fund's option strategy cannot prevent losses on the stocks in the portfolio.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADDITIONAL INFORMATION ABOUT THE FUND

o The investment objective of the Fund may be changed without shareholder approval. You will be notified 60 days in advance if the Fund's policy to hedge at least 80% of its portfolio is changed.
o The premium the Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options written by the Fund will normally have expiration dates between one and nine months from the date written. From time to time, for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

o From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                         TOTAL RETURN AS OF DECEMBER 31

                                 [CHART OMITTED]


         2000 - 0.40%, 2001 - (3.08%), 2002 - (14.53%), 2003 - 14.69%


     During the period shown, the highest return for a quarter was 10.30% (4th quarter, 2001); and the lowest return was -14.97% (3rd quarter, 2002).



     *The Fund's year-to-date return as of September 30, 2004 was 0.95%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2003:



                                                                  Since
                                                     One Year   Inception(1)
                                                     --------   ------------
THE FUND
         Return Before Taxes                           14.69%      1.21%
         Return After Taxes on Distributions(2)        14.69%     -1.34%
         Return After Taxes on Distributions and
             Sale of Fund Shares(2)                     8.94%     -0.07%
S&P 500 STOCK INDEX                                    28.66%     -1.23%
(reflects no deduction for fees, expenses, or taxes)


(1)March 24, 1999.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .........................NONE
Maximum Deferred Sales Charge (Load)......................................NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and other Distributions................................................NONE
Redemption Fees1..........................................................NONE


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees2..........................................................0.00%
Distribution (12b-1) Fees3................................................0.00%
Other Expenses............................................................1.98%
Total Annual Fund Operating Expenses......................................1.98%
Expense Reimbursement4....................................................0.48%
Net Expenses..............................................................1.50%

1A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2As compensation for its management services, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including the management fee, exceed 1.50%.
3The Fund currently is not assessing a 12b-1 fee, but may do so in the future. 4The advisor has contractually agreed to reimburse the Fund for the operating expenses it incurs, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.50% of its average daily net assets.

Example:
--------

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



             1 year           3 years           5 years           10 years
             ------           -------           -------           --------
              $153             $474              $818              $1,791


                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $2,500 and there is no minimum on subsequent investments. There is no minimum on initial or subsequent investments by tax deferred retirement plans (including IRA, SEP-IRA, Profit
Sharing and Money Purchase Plans) or uniform gifts to minor accounts. These minimums may be waived by the advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL - To be in proper form, your initial purchase request must include:


o a completed and signed investment application form (which accompanies this Prospectus);
o    the initial check should have the same address as the application; and
o    a check (subject to the minimum amounts) made payable to the Fund.


         U.S. MAIL:                             OVERNIGHT:
         Dobson Covered Call Fund               Dobson Covered Call Fund
         c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
         P.O. Box 6110                          431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 877-2-DOBSON to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         UMB Bank, N.A.
         ABA #101000695
         Attn: Dobson Covered Call Fund
         D.D.A. # 9870983672
         Account Name _________________(write in shareholder name) For the Account # ______________ (write in account number)

     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name                 -the name of your account(s)
         -your account number(s)    -a check made payable to the Dobson Covered
                                     Call Fund

Checks should be sent to the Dobson Covered Call Fund at the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investors, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE Plans;
401(k)  plans;   qualified  corporate  pension
and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     You may exchange securities that you own for shares of the Fund, provided the securities meet the Fund's investment criteria and the advisor deems them to be a desirable investment for the Fund. Any exchange will be a taxable event and you may incur certain transaction costs relating to the exchange. You may contact the transfer agent at 877-2-DOBSON for more information. Please consult your tax advisor for information about the tax effects of such an exchange.

     The Fund may limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), which permits the Fund to pay directly, or reimburse the advisor and distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. The Fund is not currently incurring expenses under the Plan. Expenditures pursuant to the Plan and related agreements may reduce current yield after expenses. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed as follows:

         U.S. MAIL:                              OVERNIGHT:
         Dobson Covered Call Fund                Dobson Covered Call Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 877-2-DOBSON if you have questions. At the discretion of the Fund or the Fund's transfer agent (Unified Fund Services, Inc.), a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at 877-2-DOBSON. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at 877-2-DOBSON. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders on an annual basis. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of short term capital gains from the sale of options.

     TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     If the Fund has to sell a security because of the exercise of a call option, the Fund will realize a gain or loss from the sale of the underlying security with the proceeds being increased by the amount of the option premium received.

     By permitting its underlying securities to be called away or exercised, higher portfolio turnover (and increased transaction costs) will result. Portfolio turnover also results in capital gains for income tax purposes. The Fund will attempt to minimize portfolio turnover by entering into closing purchase transactions that it deems appropriate to achieve the Fund's objectives. A high portfolio turnover rate can result in higher current realization of capital gains and a potentially larger current tax liability.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

     Dobson Capital Management, Inc., 1422 S. Van Ness Street, Santa Ana, California serves as investment advisor to the Fund. The advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested. Dobson Capital Management, Inc. is a California corporation established in 1998.

     Charles L. Dobson is the President, Director and sole shareholder of the advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Dobson was associated with Analytic/TSA Global Asset Management for nearly twenty years, acting as Executive Vice President and Portfolio Manager of the Analytic Optioned Equity Fund from March 1992 until May 1998, and Executive Vice President and Secretary of the Analytic Series Fund from November 1992 until May 1998. Mr. Dobson graduated from the University of California at Irvine where he received a BA in Economics and an MS in Administration.


     For the fiscal year ended July 31, 2004, the advisor received no compensation from the Fund. As compensation for its management services, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including the management fee, exceed 1.50%.

     The advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be show for such securities.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended July 31, 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by another independent public accounting firm.


                                Year ended         Year ended       Year ended       Year ended        Year ended
                              July 31, 2004      July 31, 2003     July 31, 2002    July 31, 2001     July 31, 2000
                             -----------------  ----------------- ---------------- ---------------- ------------------


Selected Per Share Data
Net asset value,
beginning of period          $           6.85   $           6.88  $         9.34     $      10.67     $        10.78
                             -----------------  ----------------- ---------------- ---------------- ------------------
Income from investment
operations
Net investment income                    0.02               0.03            0.02             0.04               0.03
Net realized and
unrealized gain (loss)                   0.50               0.42           (1.36)           (0.22)               0.35
                             -----------------  ----------------- ---------------- ---------------- ------------------
Total from investment                    0.52               0.45           (1.34)           (0.18)               0.38
operations                   -----------------  ----------------- ---------------- ---------------- ------------------

Less Distributions to
shareholders:
From net investment income                  -             (0.02)           (0.03)           (0.18)             (0.01)
From net realized gain                      -             (0.46)           (1.09)           (0.97)             (0.48)
                             -----------------  ----------------- ---------------- ---------------- ------------------
Total distributions                         -             (0.48)           (1.12)           (1.15)             (0.49)
                             -----------------  ----------------- ---------------- ---------------- ------------------
                             -----------------  ----------------- ---------------- ---------------- ------------------

Net asset value, end of
period                       $          7.37    $          6.85   $         6.88     $       9.34     $        10.67

Total Return (a)                        7.59%              6.91%          -15.82%           -1.64%              3.59%

Ratios and Supplemental
Data

Net assets, end of period
(000)                        $          6,258   $          4,798  $        1,392     $       1,652    $         1,540
Ratio of expenses to
average net assets                      1.50%              1.50%            1.50%            1.50%              1.50%
Ratio of expenses to
average net assets before
waiver & reimbursement                  1.98%              4.83%            5.51%            5.19%              5.47%
Ratio of net investment
income to average net
assets
                                        0.34%              0.48%            0.26%            0.44%              0.31%
Ratio of net investment
income to average net
assets before waiver &
reimbursement                         (0.14)%            (2.85)%          (3.75)%          (3.25)%            (3.66)%
Portfolio turnover rate                10.25%              0.47%            6.51%            6.62%             31.75%


(a) Total return in the above table represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 877-2-DOBSON to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







Investment Company Act #811-9096

                            DOBSON COVERED CALL FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                December 1, 2004




     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Dobson Covered Call Fund dated December 1, 2004. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal year ended July 31, 2004. A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-236-2766.


                                                                          PAGE

DESCRIPTION OF THE TRUST AND THE FUND........................................3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS............................................................4

INVESTMENT LIMITATIONS.......................................................6

THE INVESTMENT ADVISOR.......................................................9

DISTRIBUTION PLAN...........................................................10

TRUSTEES AND OFFICERS.......................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................14

DETERMINATION OF SHARE PRICE................................................15


ADDITIONAL TAX INFORMATION..................................................16

CUSTODIAN...................................................................18


FUND SERVICES...............................................................19

ACCOUNTANTS.................................................................19

DISTRIBUTOR.................................................................19

PROXY VOTING POLICIES.......................................................20

FINANCIAL STATEMENTS........................................................21

DESCRIPTION OF THE TRUST AND FUND

     The Dobson Covered Call Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on March 22, 1999 and commenced operations on March 24, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Dobson Capital Management, Inc. (the "Advisor").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     As of October 31, 2004, the following persons may be deemed to have beneficially owned five percent (5%) or more of the Fund: Charles L. Dobson, 1422 S. Van Ness, Santa Ana, California 92707 - 16.85%.

     As of October 31, 2004, Pershing LLC, P.O. Box 2052, Jersey City, New Jersey 07303, for the benefit of others owned or held of record 69.51% of the Fund. Pershing LLC may be deemed to control the Fund and could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of October 31, 2004, the Trustees and officers as a group beneficially owned less than one percent
(1%) of the Fund.


     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Risk/Return Summary").

     A.  Equity   Securities.   Equity  securities   consist  of  common  stock,
         -------------------
convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     B. Options Transactions.  The Fund may write (sell) covered call options. A
        --------------------
covered call option on a security is an agreement to sell a particular security in the Fund's portfolio if the option is exercised at a specified price, or before a set date. The Fund may also sell exchange listed stock index call options to hedge against risks of market wide price movements. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund's custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

     A call option gives the purchaser of the option the right to buy, and the writer of the option has the obligation to sell, the underlying securities at the exercise price during the option period. The Fund, as the writer of the option, receives a premium from the purchaser of the call option. During the time the Fund is obligated under the option, the Fund may be assigned an exercise notice by the broker-dealer through whom the call was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. The obligation is terminated only upon expiration of the option or at such earlier time as the Fund purchases the option back (closing purchase transaction). Once the Fund has been assigned an exercise notice, it will be unable to enter into a closing purchase transaction. So long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option.

     To secure this obligation to deliver the underlying security, the Fund is required to deposit in escrow the underlying securities or other assets in accordance with the rules of the clearing corporation and the exchange on which the call option is traded. To fulfill this obligation at the time an option is written, the Fund, in compliance with its custodian agreement, directs the custodian of its investment securities, or a securities depository acting for the custodian, to act as the Fund's escrow agent by issuing an escrow receipt to the clearing corporation respecting the option's underlying securities. The clearing corporation will release the securities from this escrow either upon the exercise of the option, the expiration of the option without being exercised or when the Fund enters into a closing purchase transaction. Until such release the Fund cannot sell the underlying securities.

     The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

     C. Stock Index Options.  The Fund may sell exchange listed stock index call
        -------------------
options to hedge against risks of market wide price movements. The need to hedge against such risks will depend on the extent of diversification of the Fund's common stock and the sensitivity of its stock investments to factors influencing the stock market as a whole. A stock index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing stock index options, the Fund will either: (a) hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. The Fund will only write stock index options when in its opinion the underlying stocks will correlate with the index.

     The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index options depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant index. Inasmuch as such securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the underlying securities being hedged will not move in the same amount as the stock index.

     D.  Repurchase  Agreements.  The Fund may invest in  repurchase  agreements
         ----------------------
fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with UMB Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.  Borrowing  Money.  The Fund will not borrow money,  except:  (a) from a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans.  The Fund will not make loans to other  persons,  except:  (a) by
        -----
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  The Fund  will not  invest in the  securities  of any
         ---------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not engage in borrowing.
        ---------

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities.
        -----------

     5.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles except as described in the Prospectus or this Statement of Additional Information.

     6. Illiquid  Investments.  The Fund will not invest in securities for which
        ---------------------
there are legal or contractual restrictions on resale and other illiquid securities.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio
        -----------------------------
securities.

     8. 80% Investment Policy. Under normal  circumstances,  at least 80% of the
        ---------------------
Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be hedged using covered call options. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type:
"Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Dobson Capital Management, Inc. As sole shareholder of the Advisor, Charles L. Dobson may be deemed to be a controlling person of the Advisor.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average value of its daily net assets, less the amount total operating expenses, including the management fee, exceed 1.50% of the average value of its daily net assets. The Advisor has contractually agreed to reimburse the Fund for the operating expenses it incurs (excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses), but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.50% of its average daily net assets. For the fiscal years ended July 31, 2004, 2003 and 2002, the Fund paid no advisory fees.

     The Board of Trustees renewed the Agreement for the Dobson Covered Call Fund at a meeting held on December 8, 2003. The Board of Trustees reviewed copies of the Management Agreement with the Advisor and a letter agreement in which the Advisor agreed to maintain the Fund's total annual operating expenses at 1.50%. The Board also reviewed the Advisor's balance sheet dated November 25, 2003. The Board then discussed the performance report included in the Board materials in which the Fund's performance was compared to the performance of various funds in its peer group, and a report comparing the expenses of the Fund to the expenses of several other funds with similar investment objectives. The Board reviewed and discussed the Administrator Report in which compliance and operational issues relating to the Fund were described.

     Mr. Dobson then joined the meeting to answer questions and discuss the Agreement. The Board asked Mr. Dobson whether there had been any changes at the Advisor, or changes in processes that would affect the management of the Fund. Mr. Dobson said no changes had been made, nor were any planned, that would affect the management of the Fund. Mr. Dobson then indicated that the Advisor was considering declaring and paying dividends on a quarterly basis.

     Mr. Dobson then left the meeting and the Board of Trustees discussed the nature and quality of the services provided by the Advisor. Based on the information provided, the Board of

Trustees determined that the fees to be paid to the Advisor were reasonable and fair, the overall arrangement provided under the terms of the agreement was a reasonable business arrangement, and that the renewal of the agreement was in the best interests of the Fund's shareholders


     The Advisor retains the right to use the name "Dobson" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dobson" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.


     The Advisor investment adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor and the Fund's distributor, for distribution expenses in amount not to exceed 0.25% of the average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.


     The Trustees expect that the Plan may significantly enhance the Fund's ability to distribute its shares. The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees. Lynn E. Wood (an officer of the Trust) is a director of the distributor and Anthony Ghoston and Thomas G. Napurano (each an officer of the Trust) are officers of Unified Financial Services, Inc. (the parent of the distributor), and may benefit indirectly from payments received by the distributor.



TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

INTERESTED TRUSTEE AND PRINCIPAL OFFICERS


--------------------------------------------------- ------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with      Principal Occupation During Past 5 Years
Fund Complex,** Term of Position with Trust         and Other Directorships
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and legal counsel of The Webb
Trustee, December 2002 to present                   Companies, a national real estate company, from 2001 to present;
                                                    Executive Vice President and Director of The Webb Companies from
                                                    1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors Trust since
                                                    November 2002 and Unified Series Trust since December 2002.
                                                    Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services, Inc. since
                                                    1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and Unified Series Trust since
                                                    December 2002.  CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc.,  December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, CCMI Funds and Unified Series
                                                    Trust since September 2004; Principal Accounting Officer,
                                                    Lindbergh Funds, since February 2004.

--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chairman, Unified Financial Securities, Inc., 1997 to present;
Chief Compliance Officer, September 2004 to         Director of Compliance, Unified Fund Services, Inc., October
present                                             2003 to September 2004; Chief Compliance Officer, Unified
                                                    Financial Services, Inc., 2000 to 2004; President and Chief
                                                    Compliance Officer, Unified Financial Securities, Inc., 1997 to
                                                    2000.
--------------------------------------------------- ------------------------------------------------------------------

* The address for each trustee and officer is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

INDEPENDENT TRUSTEES


----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, 1995 to present                              Advisors Trust  since July 2002 and Unified Series Trust since
                                                      December 2002. Trustee of CCMI Funds since June 2003. Trustee of Access Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Trustee, December 2002 to present                     Trust since November 2002 and Unified Series Trust since
                                                      December 2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and Unified
                                                      Series Trust since December 2002.  Trustee of CCMI Funds since
                                                      June 2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee and officer is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 26 series.



     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held four meetings during the fiscal year ended July 31, 2004.


     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2003.


   =============================== ================================ =============================================
                                                                      AGGREGATE DOLLAR RANGE OF SHARES OF ALL
              TRUSTEE                DOLLAR RANGE OF FUND SHARES      FUNDS OVERSEEN BY THE TRUSTEE WITHIN THE
                                                                              AMERIPRIME FUND COMPLEX1
   ------------------------------- -------------------------------- ---------------------------------------------
      Daniel Condon                                NONE                                    NONE
   ------------------------------- -------------------------------- ---------------------------------------------
      Gary E. Hippenstiel                          NONE                                    NONE
   ------------------------------- -------------------------------- ---------------------------------------------
      Stephen Little                               NONE                                    NONE
   ------------------------------- -------------------------------- ---------------------------------------------
      Ronald Tritschler                            NONE                                    NONE
   =============================== ================================ =============================================
       1 "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.


     The compensation paid to the Trustees of the Trust for the fiscal year ended July 31, 2004 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== =================== =================== =================== ======================
                                         AGGREGATE           PENSION OR       ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION         RETIREMENT        BENEFITS UPON      FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND     BENEFITS ACCRUED       RETIREMENT            COMPLEX*
                                                          AS PART OF FUND
                                                              EXPENSES
------------------------------------ ------------------- ------------------- ------------------- ----------------------


Gary Hippenstiel, Trustee and               $972                 $0                  $0                 $20,000
Chairman of the Audit Committee
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Stephen Little, Trustee**                   $632                 $0                  $0                 $13,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Daniel Condon, Trustee                      $632                 $0                  $0                 $13,000

==================================== =================== =================== =================== ======================
                                         AGGREGATE           PENSION OR       ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION         RETIREMENT        BENEFITS UPON      FROM TRUST AND FUND
             OFFICERS                  FROM EACH FUND     BENEFITS ACCRUED       RETIREMENT            COMPLEX*
                                                          AS PART OF FUND
                                                              EXPENSES
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Ronald C. Tritschler, Trustee               $535                 $0                  $0                 $11,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------
*    Fund Complex  refers to AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
     Unified Series Trust. The Fund Complex currently consists of 26 series.


     Effective June 30, 2004, it is estimated that Gary Hippenstiel, Stephen Little, Daniel Condon and Ronald C. Tritschler will be paid annual compensation of $1,241, $1,241, $828 and $828, respectively, by each series of the Fund Complex on an individual basis, and $36,000, $36,000, $24,000 and $24,000, respectively, by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex.1 Trustees' fees and expenses are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added to or removed from the Fund Complex.


PORTFOLIO TRANSACTIONS AND BROKERAGE



     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of

------------------------
     1 For the period June 30, 2004 to September 30, 2004, Mr. Little's annual compensation was set at $24,000. Upon his assumption of the role of Lead Independent Trustee effective as of October 1, 2004, Mr. Little's annual compensation was increased to $36,000.

brokers and dealers to execute portfolio transactions. However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Fund's Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.


     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.

     For the fiscal years ended July 31, 2004, 2003 and 2002, the Fund paid brokerage commissions of $2,571, $4,320, and $7,524, respectively.


     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     The Fund has qualified and intends to continue to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code").

Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.




     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of July 31, 2004, the Fund had capital loss carryforwards of $108,527 expiring in 2012.


CUSTODIAN

     UMB Bank, N.A., 928 Grand Blvd., 10th floor, Kansas City, Missouri 64106, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Three officers of the Trust are members of management and/or employees of Unified and/or its parent company, Unified Financial Services, Inc. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) for these transfer agency services. For the fiscal years ended July 31, 2004, 2003 and 2002, Unified received fees of $11,394, $10,960 and $11,532 from the Fund for transfer agent services provided to the Fund.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as Fund accountant, Unified receives an annual fee from the Advisor equal to 0.0500% of the Fund's assets up to $50 million, 0.0400% of the Fund's assets from $50 million to $100 million, and 0.0300% of the Fund's assets from $100 million to $150 million and 0.0200% over $150 million (subject to various monthly minimum fees, the maximum being $1,666 per month). For the fiscal years ended July 31, 2004, 2003 and 2002, Unified received $14,545, $9,600 and $13,066 from the Fund for these accounting services, respectively.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.0700% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets $100 million to $150 million and 0.0300% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended July 31, 2004, 2003 and 2002, Unified received $31,958, $30,000, and $30,000 for these administrative services, respectively.


ACCOUNTANTS


     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending July 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Lynn E. Wood (an officer of the Trust) is a director of the distributor, and Anthony Ghoston and Thomas G. Napurano (each an officer of the Trust) are officers of Unified Financial Services, Inc. (the parent of the distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


PROXY VOTING POLICIES

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

     The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

     o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

     o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

     o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

     o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

     o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.


     The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll free, 1-800-723-8637 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-800-723-8637 and will be sent within three business days of receipt of a request.


FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's annual report to the shareholders for the period ended July 31, 2004. The Trust will provide the annual report without charge by calling the Fund at 1-877-236-2766.

PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Articles of Incorporation.


     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on December 16, 1997, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on May 6, 1998, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 14 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27 on July 16, 1999, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 24 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74 on November 4, 2002, is hereby incorporated by reference.

(b)  By-Laws.  Copy of Registrant's Amended By-Laws are filed herewith.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71 on August 1, 2002, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25 on April 23, 1999, is hereby incorporated by reference.

(e)      Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50 on March 1, 2001, is hereby incorporated by reference.

     (ii) Copy of Registrant's Addendum No 1 to Underwriting Agreement dated December 14, 2000 between Registrant and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 82 on February 27, 2004, is hereby incorporated by reference.

     (iii) Form Addendum No 2 to Underwriting Agreement dated December 14, 2000 between Registrant and Unified Financial Securities, Inc. for IMS Capital Management, Columbia Partners, LLC, Appalachian Asset Management, Dobson Capital Management and The Jumper Group, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 82 on February 27, 2004, is hereby incorporated by reference.

     (iv) Copy of Registrant's Addendum No 3 to Underwriting Agreement dated December 14, 2000 between Registrant and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 82 on February 27, 2004, is hereby incorporated by reference.



(f) Bonus or Profit Sharing Contracts.

         None.

(g) Custodian Agreements.


     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on December 16, 1997, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43 on August 1, 2000, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28 on July 30, 1999, is hereby incorporated by reference.


(h) Other Material Contracts.


     (i) Copy of Registrant's Administrative Services Agreement with the administrator, Unified Fund Services, Inc., is filed herewith.


(i)  Legal Opinion.


     (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76 on January 31, 2003, is hereby incorporated by reference.


     (ii) Consent of Thompson Hine LLP is filed herewith.


(j)      Other Opinions.  Consent of Accountant is filed herewith.


(k)  Omitted Financial Statements.

         None.

(l)  Initial Capital Agreements.


     Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on December 16, 1997, is hereby incorporated by reference.


(m)      Rule 12b-1 Plan.


     (i) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24 on February 17, 1999, is hereby incorporated by reference.


(n)      Rule 18f-3 Plan.

                  None.

(o)  Reserved.


(p) Codes of Ethics. Amended Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), and the advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 77 on February 28, 2003, is hereby incorporated by reference.


(q) Powers of Attorney


     (i) Powers of Attorney for the Treasurer, Registrant and Certificate of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 74 on November 4, 2002, are hereby incorporated by reference.

     (ii) Powers of Attorney for Daniel Condon and Ronald C. Tritschler, Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 76 on January 31, 2003, are hereby incorporated by reference.

     (iii) Powers of Attorney for Stephen A. Little and Gary E. Hippenstiel, Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 79 on October 14, 2003, are hereby incorporated by reference.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 25.  INDEMNIFICATION

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4  Indemnification  of Trustees,  Officers,  etc.  Subject to and
     -----------  ---------------------------------------------
except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses.  The Trust shall advance  attorneys' fees
     ----------- --------------------
or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section   6.6   Indemnification   Not   Exclusive,   etc.   The   right  of
     -------------   ----------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


(a) Appalachian Asset Management, Inc. ("AAM"), 2000 Deitrick Blvd. Charleston, West Virginia 25311, adviser to AAM Equity Fund, is a registered investment adviser.


     (i) AAM has engaged in no other business during the past two fiscal years.

                 ------------------------ ------------------------------------------ --------------------------------
    (ii)                 Name                      Position with Adviser               Other Business Activities
                 ------------------------ ------------------------------------------ --------------------------------
                       Knox H. Fuqua              President and Director                         None
                 ------------------------ ------------------------------------------ --------------------------------
                       Teresa Shawver              Treasurer/Secretary                           None
                 ------------------------ ------------------------------------------ --------------------------------
                       Will W. Carter           Vice President and Director                      None
                 ------------------------ ------------------------------------------ --------------------------------


(b) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.


     (i) Dobson has engaged in no other business during the past two fiscal years.

     (ii) Charles L. Dobson is the sole officer and director of Dobson.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the Access Variable Insurance Trust, AmeriPrime Advisors Trust, CCMI Funds, Forester Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, Sparrow Funds, TANAKA Funds, TrendStar Investment Trust and Unified Series Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:


---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lewis                            Vice President                         None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director,    President,    CEO    and  None
431 North Pennsylvania Street            Secretary
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurano                       Executive Vice President and CFO       Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and Chairman                  None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Karyn E. Cunningham                      Controller                             None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------


(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

ITEM 29.  MANAGEMENT SERVICES

         None.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 24 day of November, 2004.

                                                AmeriPrime Funds



                                                By: /s/ Donald S.Mendelsohn
                                                   ---------------------------
                                                   Donald S. Mendelsohn,
                                                   Attorney-in-Fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Stephen A. Little,* Trustee                    *By: /s/ Donald S. Mendelsohn
                                                   ---------------------------
Gary E. Hippenstiel,* Trustee                      Donald S. Mendelsohn,
Daniel Condon,* Trustee                            Attorney-in-Fact
Ronald C. Tritschler,* Trustee                     November 24, 2004


/s/ Anthony J. Ghoston
_______________________________                 November 24, 2004
Anthony J. Ghoston, President


/s/ Thomas G. Napurano
_______________________________                 November 24, 2004
Thomas G. Napurano Treasurer
and Chief Financial Officer

                                  EXHIBIT INDEX
                                  -------------

1.  Amended By-Laws ...............................................EX-99.23.b
2.  Administrative Services Agreement .............................EX-99.23.h(i)
3.  Consent of Thompson Hine LLP...................................EX-99.23.i
4.  Consent of Accountant..........................................EX-99.23.j